Trade And Other Receivable - Summary Of Movements In The Loss Allowance AccountIng Respect Of Trade And Other Receivables Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Movements in the loss allowance account in respect of trade and other receivables
Balance at 1 January	¥ 2,128	¥ 773
Impairment losses recognized during the year	5,366	1,355
Balance at 31 December	¥ 7,494	¥ 2,128